RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	$ 6,037	$ 8,896
SFL
Related Party Transaction [Line Items]
Related party transaction, amount	2,206	1,710
Golden Ocean
Related Party Transaction [Line Items]
Related party transaction, amount	3,311	3,448
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	635	510
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party transaction, amount	(248)	(270)
Seadrill Limited
Related Party Transaction [Line Items]
Related party transaction, amount	133	239
Archer Limited
Related Party Transaction [Line Items]
Related party transaction, amount	225	193
Alta Trading UK Limited
Related Party Transaction [Line Items]
Related party transaction, amount	23,558	0
Avance Gas
Related Party Transaction [Line Items]
Related party transaction, amount	335	87
Other related parties
Related Party Transaction [Line Items]
Related party transaction, amount	$ 76	$ 83